INCOME TAXES - Income tax provision (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Federal
Current						$ 7,937,000		$ 7,201,000	$ (1,759,000)
Deferred						(951,000)		1,070,000	1,137,000
State
Current						2,663,000		2,304,000	849,000
Deferred						(226,000)		216,000	149,000
Income Tax (Benefit) Expense	$ (5,878,000)	$ 7,533,000	$ (8,516,000)	$ 9,324,000		$ 9,423,000		$ 10,791,000	$ 376,000
ADARA ACQUISITION CORP
Federal
Current					$ 264,485
Deferred					(464,933)		$ (221,150)
State
Change in valuation allowance					464,933		221,150
Income Tax (Benefit) Expense					264,485
Net operating loss carryovers	$ 0	$ 0	$ 0	$ 0	$ 0		$ 0